Quarterly Holdings Report
for

Fidelity® Series Corporate Bond Fund

November 30, 2019

XBC-QTLY-0120
1.9891233.101

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
4.35% 3/1/29	$900,000	$992,904
4.5% 3/9/48	850,000	925,670
4.9% 6/15/42	250,000	281,344
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	670,000	670,570
Verizon Communications, Inc.:
3.125% 3/16/22	120,000	123,202
4.016% 12/3/29	800,000	892,094
		3,885,784
Entertainment - 0.3%
The Walt Disney Co. 4.75% 9/15/44	320,000	409,291
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	260,000	271,196
Media - 4.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	900,000	1,013,953
5.75% 4/1/48	100,000	115,796
Comcast Corp.:
3.125% 7/15/22	417,000	430,225
4.15% 10/15/28	1,075,000	1,211,901
4.7% 10/15/48	500,000	620,837
4.95% 10/15/58	60,000	78,368
COX Communications, Inc. 3.15% 8/15/24 (a)	100,000	103,062
Discovery Communications LLC 3.95% 3/20/28	600,000	633,935
Fox Corp.:
3.666% 1/25/22 (a)	2,000	2,065
4.03% 1/25/24 (a)	3,000	3,191
4.709% 1/25/29 (a)	4,000	4,540
5.476% 1/25/39 (a)	504,000	620,032
5.576% 1/25/49 (a)	3,000	3,823
Time Warner Cable, Inc.:
5.875% 11/15/40	250,000	288,782
7.3% 7/1/38	500,000	641,179
		5,771,689
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. 5% 3/15/44	270,000	330,239
Vodafone Group PLC:
4.375% 5/30/28	700,000	777,823
5.25% 5/30/48	300,000	358,463
		1,466,525

TOTAL COMMUNICATION SERVICES		11,804,485

CONSUMER DISCRETIONARY - 8.7%
Automobiles - 1.8%
Daimler Finance North America LLC 3.35% 2/22/23 (a)	650,000	669,821
General Motors Financial Co., Inc.:
3.55% 7/8/22	450,000	461,975
4.15% 6/19/23	400,000	418,727
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	700,000	792,428
		2,342,951
Hotels, Restaurants & Leisure - 2.7%
Marriott International, Inc. 2.125% 10/3/22	1,360,000	1,359,079
McDonald's Corp.:
3.625% 9/1/49	600,000	611,762
4.875% 12/9/45	470,000	576,816
Starbucks Corp.:
3.55% 8/15/29	250,000	270,731
3.8% 8/15/25	580,000	624,618
4% 11/15/28	100,000	111,522
		3,554,528
Household Durables - 0.6%
D.R. Horton, Inc. 2.5% 10/15/24	829,000	829,113
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc. 3.25% 2/15/30 (a)	720,000	701,901
Leisure Products - 0.5%
Hasbro, Inc. 3.55% 11/19/26	670,000	672,796
Multiline Retail - 0.7%
Dollar Tree, Inc.:
4% 5/15/25	500,000	527,603
4.2% 5/15/28	375,000	401,079
		928,682
Specialty Retail - 1.8%
AutoZone, Inc. 3.125% 4/18/24	600,000	621,887
Lowe's Companies, Inc.:
3.65% 4/5/29	475,000	509,102
4.375% 9/15/45	159,000	176,373
4.55% 4/5/49	300,000	348,567
O'Reilly Automotive, Inc.:
3.55% 3/15/26	75,000	79,525
3.9% 6/1/29	490,000	537,362
4.35% 6/1/28	75,000	83,836
		2,356,652

TOTAL CONSUMER DISCRETIONARY		11,386,623

CONSUMER STAPLES - 5.7%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc.:
4.6% 4/15/48	700,000	812,178
4.9% 1/23/31	525,000	627,855
Constellation Brands, Inc. 3.15% 8/1/29	500,000	505,063
Molson Coors Brewing Co. 3% 7/15/26	541,000	543,958
		2,489,054
Food Products - 1.3%
Conagra Brands, Inc.:
3.8% 10/22/21	50,000	51,479
4.6% 11/1/25	70,000	77,012
4.85% 11/1/28	750,000	851,797
H.J. Heinz Co. 3.75% 4/1/30 (a)	740,000	757,003
		1,737,291
Tobacco - 2.5%
Altria Group, Inc.:
4.25% 8/9/42	14,000	14,092
4.8% 2/14/29	607,000	671,082
BAT Capital Corp. 3.557% 8/15/27	700,000	713,015
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	500,000	499,638
3.75% 7/21/22 (a)	900,000	926,890
Reynolds American, Inc. 4.45% 6/12/25	425,000	455,084
		3,279,801

TOTAL CONSUMER STAPLES		7,506,146

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Alberta Energy Co. Ltd. 8.125% 9/15/30	409,000	521,278
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	101,738
Canadian Natural Resources Ltd. 6.25% 3/15/38	375,000	474,847
Cenovus Energy, Inc. 4.25% 4/15/27	1,100,000	1,155,033
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	542,085
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	507,500
5.125% 5/15/29	450,000	456,750
Enbridge, Inc. 4.5% 6/10/44	250,000	270,765
Encana Corp. 5.15% 11/15/41	136,000	135,918
Energy Transfer Partners LP:
4.25% 3/15/23	450,000	467,790
4.95% 6/15/28	650,000	699,328
Enterprise Products Operating LP 5.1% 2/15/45	375,000	444,500
Hess Corp. 6% 1/15/40	575,000	664,481
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	327,067
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.8543% 2/8/21 (b)(c)	92,000	92,606
3 month U.S. LIBOR + 1.250% 3.1546% 8/13/21 (b)(c)	107,000	107,627
3 month U.S. LIBOR + 1.450% 3.3599% 8/15/22 (b)(c)	675,000	679,026
2.6% 8/13/21	28,000	28,138
2.7% 8/15/22	25,000	25,207
2.9% 8/15/24	83,000	83,390
3.2% 8/15/26	11,000	11,064
4.3% 8/15/39	5,000	5,059
4.4% 8/15/49	5,000	5,078
Petroleos Mexicanos:
6.49% 1/23/27 (a)	75,000	78,938
6.875% 8/4/26	75,000	81,113
Phillips 66 Co. 4.875% 11/15/44	300,000	363,903
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	1,119,000	1,189,018
The Williams Companies, Inc. 4.55% 6/24/24	400,000	428,197
Western Gas Partners LP 5.375% 6/1/21	700,000	720,710
		10,668,154
FINANCIALS - 31.0%
Banks - 16.4%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	263,968
4.75% 10/12/23 (a)	1,000,000	1,068,905
Bank Ireland Group PLC 4.5% 11/25/23 (a)	200,000	211,846
Bank of America Corp.:
2.456% 10/22/25 (b)	625,000	627,057
3.004% 12/20/23 (b)	450,000	459,591
3.95% 4/21/25	1,100,000	1,169,488
4.271% 7/23/29 (b)	700,000	778,949
Barclays PLC 3.65% 3/16/25	1,000,000	1,031,751
BNP Paribas SA 4.25% 10/15/24	750,000	795,316
BPCE SA 4.875% 4/1/26 (a)	200,000	219,321
Citigroup, Inc.:
2.876% 7/24/23 (b)	750,000	761,429
4.075% 4/23/29 (b)	600,000	657,429
4.4% 6/10/25	400,000	432,090
4.45% 9/29/27	1,200,000	1,320,733
4.5% 1/14/22	100,000	104,927
Citizens Financial Group, Inc. 4.35% 8/1/25	165,000	175,837
Credit Agricole SA 2.375% 1/22/25 (a)	650,000	648,032
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25	1,150,000	1,213,055
Danske Bank A/S 3.001% 9/20/22 (a)(b)	540,000	543,742
Discover Bank 2.45% 9/12/24	350,000	349,414
Fifth Third Bancorp 8.25% 3/1/38	300,000	462,101
HSBC Holdings PLC 3 month U.S. LIBOR + 0.650% 2.7816% 9/11/21 (b)(c)	600,000	601,691
JPMorgan Chase & Co.:
3.882% 7/24/38 (b)	475,000	522,680
4.203% 7/23/29 (b)	600,000	665,251
Lloyds Bank PLC 2.858% 3/17/23 (b)	600,000	606,014
Mitsubishi UFJ Financial Group, Inc.:
2.998% 2/22/22	100,000	101,982
3.218% 3/7/22	400,000	409,645
Rabobank Nederland:
3.75% 7/21/26	300,000	313,253
4.625% 12/1/23	750,000	809,791
Regions Financial Corp. 3.8% 8/14/23	10,000	10,532
Royal Bank of Scotland Group PLC 6.1% 6/10/23	450,000	493,005
Societe Generale 3.875% 3/28/24 (a)	700,000	732,378
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	630,000	652,671
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	100,000	100,801
SunTrust Banks, Inc. 3.2% 4/1/24	100,000	104,079
Wells Fargo Bank NA 2.082% 9/9/22 (b)	1,100,000	1,098,835
ZB, National Association 3.5% 8/27/21	250,000	255,490
Zions Bancorp NA 3.25% 10/29/29	850,000	840,523
		21,613,602
Capital Markets - 3.3%
Ares Capital Corp. 4.25% 3/1/25	75,000	77,561
Deutsche Bank AG New York Branch 4.25% 10/14/21	500,000	511,230
E*TRADE Financial Corp. 4.5% 6/20/28	40,000	43,304
Goldman Sachs Group, Inc.:
4.223% 5/1/29 (b)	900,000	991,286
5.25% 7/27/21	100,000	105,090
Morgan Stanley:
4.35% 9/8/26	1,085,000	1,187,164
4.431% 1/23/30 (b)	111,000	125,189
5% 11/24/25	552,000	621,358
UBS Group AG 3 month U.S. LIBOR + 1.460% 3.126% 8/13/30 (a)(b)(c)	613,000	622,241
		4,284,423
Consumer Finance - 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	850,000	895,330
Ally Financial, Inc. 4.125% 2/13/22	700,000	719,800
Capital One Financial Corp.:
3.2% 2/5/25	700,000	722,399
3.9% 1/29/24	124,000	130,946
Discover Financial Services:
3.75% 3/4/25	600,000	633,403
3.85% 11/21/22	100,000	104,771
4.1% 2/9/27	50,000	53,605
Ford Motor Credit Co. LLC:
3.096% 5/4/23	300,000	296,552
3.813% 10/12/21	500,000	507,343
5.596% 1/7/22	700,000	736,154
Ge Capital International Funding Co. 2.342% 11/15/20	300,000	299,686
John Deere Capital Corp. 2.7% 1/6/23	750,000	767,423
Synchrony Financial:
3.95% 12/1/27	75,000	78,312
4.375% 3/19/24	407,000	431,259
		6,376,983
Diversified Financial Services - 3.1%
Avolon Holdings Funding Ltd. 5.5% 1/15/23 (a)	700,000	752,570
AXA Equitable Holdings, Inc. 4.35% 4/20/28	700,000	752,049
Brixmor Operating Partnership LP 3.85% 2/1/25	100,000	104,745
DH Europe Finance II SARL:
2.6% 11/15/29	531,000	533,234
3.4% 11/15/49	650,000	669,266
General Electric Capital Corp. 5.875% 1/14/38	475,000	582,177
Voya Financial, Inc.:
3.125% 7/15/24	75,000	77,225
3.65% 6/15/26	600,000	633,604
		4,104,870
Insurance - 3.3%
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 2.6759% 9/20/21 (a)(b)(c)	200,000	200,126
3.6% 4/9/29 (a)	700,000	740,422
American International Group, Inc. 3.9% 4/1/26	950,000	1,020,747
Hartford Financial Services Group, Inc. 4.3% 4/15/43	275,000	306,286
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	11,695
4.375% 3/15/29	10,000	11,326
4.9% 3/15/49	434,000	550,277
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	350,000	349,421
New York Life Insurance Co. 4.45% 5/15/69 (a)	54,000	64,161
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	104,476
Protective Life Global Funding 3.397% 6/28/21 (a)	150,000	153,072
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	663,000
Willis Group North America, Inc. 3.6% 5/15/24	186,000	194,173
		4,369,182

TOTAL FINANCIALS		40,749,060

HEALTH CARE - 9.4%
Biotechnology - 0.8%
AbbVie, Inc.:
2.95% 11/21/26 (a)	875,000	883,218
3.375% 11/14/21	200,000	205,264
		1,088,482
Health Care Providers & Services - 3.7%
Centene Corp.:
4.25% 12/15/27 (a)(d)	125,000	128,594
4.625% 12/15/29 (a)(d)	195,000	204,506
4.75% 1/15/25 (a)(d)	100,000	103,888
Cigna Corp.:
3.2% 9/17/20	100,000	100,870
3.4% 9/17/21	18,000	18,396
3.75% 7/15/23	925,000	967,028
4.125% 11/15/25	4,000	4,316
4.375% 10/15/28	561,000	622,317
4.8% 8/15/38	307,000	355,198
4.9% 12/15/48	7,000	8,292
CVS Health Corp.:
4.3% 3/25/28	500,000	545,024
4.78% 3/25/38	600,000	681,529
HCA Holdings, Inc.:
4.125% 6/15/29	223,000	234,930
5.125% 6/15/39	217,000	240,015
5.25% 6/15/49	240,000	270,088
UnitedHealth Group, Inc. 4.75% 7/15/45	350,000	433,978
		4,918,969
Pharmaceuticals - 4.9%
Actavis Funding SCS 4.55% 3/15/35	75,000	81,691
AstraZeneca PLC 6.45% 9/15/37	385,000	543,448
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	700,000	750,845
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	479,000	503,435
3.9% 2/20/28 (a)	460,000	503,742
4.125% 6/15/39 (a)	138,000	159,433
4.25% 10/26/49 (a)	480,000	570,061
4.55% 2/20/48 (a)	425,000	521,123
Elanco Animal Health, Inc.:
3.912% 8/27/21	100,000	102,543
4.272% 8/28/23	700,000	732,845
4.9% 8/28/28	575,000	621,756
Mylan NV 4.55% 4/15/28	1,004,000	1,076,933
Perrigo Finance PLC 3.5% 12/15/21	200,000	201,526
		6,369,381

TOTAL HEALTH CARE		12,376,832

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. 4.03% 10/15/47	375,000	420,742
Airlines - 0.9%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	220,000	223,414
Delta Air Lines, Inc. 3.4% 4/19/21	500,000	506,343
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	165,000	166,238
United Airlines, Inc. 4.55% 8/25/31	215,000	235,221
		1,131,216
Commercial Services & Supplies - 0.1%
Waste Management, Inc. 2.95% 6/15/24	197,000	203,409
Electrical Equipment - 0.1%
Rockwell Automation, Inc. 3.5% 3/1/29	70,000	76,032
Industrial Conglomerates - 0.7%
Roper Technologies, Inc. 3.65% 9/15/23	900,000	946,049
Machinery - 1.1%
Caterpillar, Inc. 3.25% 9/19/49	545,000	556,967
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	900,000	938,734
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.4185% 9/15/21 (b)(c)	14,000	14,003
		1,509,704
Road & Rail - 1.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	614,628
CSX Corp. 4.3% 3/1/48	425,000	491,352
Norfolk Southern Corp. 5.1% 8/1/18	375,000	450,230
		1,556,210
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	25,000	24,905
3.5% 1/15/22	100,000	102,541
4.25% 2/1/24	364,000	388,913
		516,359

TOTAL INDUSTRIALS		6,359,721

INFORMATION TECHNOLOGY - 2.7%
Electronic Equipment & Components - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	100,000	102,968
6.02% 6/15/26 (a)	675,000	771,328
		874,296
IT Services - 0.3%
Fiserv, Inc. 3.5% 7/1/29	271,000	284,688
The Western Union Co. 2.85% 1/10/25	59,000	58,886
		343,574
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc.:
4.185% 2/15/27	350,000	368,092
4.64% 2/6/24	942,000	1,011,499
		1,379,591
Software - 0.3%
Oracle Corp. 4% 11/15/47	375,000	419,943
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 3.85% 8/4/46	500,000	565,041

TOTAL INFORMATION TECHNOLOGY		3,582,445

MATERIALS - 1.3%
Chemicals - 1.3%
LYB International Finance II BV 3.5% 3/2/27	550,000	572,786
Sherwin-Williams Co. 4.5% 6/1/47	375,000	428,309
The Dow Chemical Co.:
3.625% 5/15/26	625,000	652,841
4.55% 11/30/25	18,000	19,885
		1,673,821
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	56,981

TOTAL MATERIALS		1,730,802

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Hudson Pacific Properties LP 3.95% 11/1/27	700,000	735,636
Omega Healthcare Investors, Inc. 4.5% 1/15/25	600,000	635,591
Simon Property Group LP 2.45% 9/13/29	750,000	737,531
SITE Centers Corp. 4.625% 7/15/22	32,000	33,386
Ventas Realty LP 4.4% 1/15/29	650,000	715,553
Welltower, Inc.:
3.625% 3/15/24	10,000	10,513
4.125% 3/15/29	675,000	735,790
WP Carey, Inc.:
4.25% 10/1/26	450,000	483,107
4.6% 4/1/24	375,000	401,407
		4,488,514
Real Estate Management & Development - 0.5%
Mid-America Apartments LP 3.95% 3/15/29	100,000	109,801
Tanger Properties LP 3.125% 9/1/26	497,000	489,434
		599,235

TOTAL REAL ESTATE		5,087,749

UTILITIES - 8.1%
Electric Utilities - 3.9%
Cleco Corporate Holdings LLC 3.743% 5/1/26	990,000	1,028,453
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	560,000	567,070
Edison International 3.55% 11/15/24	670,000	674,947
Exelon Corp. 5.1% 6/15/45	370,000	451,608
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.3083% 5/6/22 (b)(c)	201,000	201,004
Nevada Power Co. 3.7% 5/1/29	75,000	81,823
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	1,100,000	1,096,190
3.25% 4/1/26	370,000	386,383
Xcel Energy, Inc. 3.5% 12/1/49	618,000	626,895
		5,114,373
Gas Utilities - 0.7%
Dominion Gas Holdings LLC 3% 11/15/29	582,000	580,328
Southern Co. Gas Capital Corp. 4.4% 5/30/47	325,000	366,503
		946,831
Independent Power and Renewable Electricity Producers - 0.7%
Emera U.S. Finance LP 3.55% 6/15/26	800,000	834,285
Multi-Utilities - 2.8%
Ameren Corp. 2.5% 9/15/24	1,000,000	1,001,810
Dominion Energy, Inc.:
3.071% 8/15/24 (b)	400,000	409,857
4.25% 6/1/28	775,000	857,835
NiSource, Inc.:
3.49% 5/15/27	100,000	104,839
3.65% 6/15/23	650,000	679,157
Sempra Energy 3.8% 2/1/38	600,000	618,258
		3,671,756

TOTAL UTILITIES		10,567,245

TOTAL NONCONVERTIBLE BONDS
(Cost $116,126,044)		121,819,262

U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds:
2.5% 2/15/46	$3,182,000	$3,365,086
3% 8/15/48	1,085,000	1,267,755
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,318,656)		4,632,841

Municipal Securities - 0.1%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $110,605)	75,000	121,703

Foreign Government and Government Agency Obligations - 0.2%
State of Qatar 3.375% 3/14/24(a)
(Cost $199,809)	200,000	209,063

Bank Notes - 1.5%
Compass Bank:
2.875% 6/29/22	$250,000	$253,794
3.5% 6/11/21	900,000	915,686
RBS Citizens NA 3.7% 3/29/23	800,000	836,410
TOTAL BANK NOTES
(Cost $1,977,723)		2,005,890
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.61% (e)
(Cost $1,721,051)	1,720,717	1,721,061
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $124,453,888)		130,509,820
NET OTHER ASSETS (LIABILITIES) - 0.7%		941,167
NET ASSETS - 100%		$131,450,987

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,970,248 or 15.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,257
Total	$34,257

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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